CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income for the year	$ 32,907	$ 25,554	$ 25,960
Adjustments to reconcile net income to net cash from operating activities:
Depreciation, amortization and impairment of goodwill and other intangibles	12,219	16,196	14,671
Losses of sale affiliated company		166
Exchange differences on principal of deposit and loans, net	(23)	317	55
Gains in respect of trading marketable securities	(133)		(2)
Increase in liability for employee rights upon retirement	1,655	1,095	888
Share in losses of affiliated companies, net	421	1	39
Deferred income taxes	(737)	(1,812)	955
Capital (gain) losses on sale of property and equipment, net	(270)	19	23
Decrease (increase) in accounts receivable	(1,864)	(609)	(300)
Decrease (increase) in other current and non-current assets	(4,749)	580	2,766
Decrease (increase) in inventories	783	1,354	(3,609)
Increase (decrease) in accounts payable	927	1,446	(372)
Increase (decrease) in deferred revenues	749	(227)	1,532
Increase (decrease) in other current and non-current liabilities	(4,154)	2,617	(3,413)
Write-off of account receivable in respect of sale of subsidiary			484
Litigation obligation adjustment			(7,462)
Net cash provided by operating activities	37,731	46,697	32,215
Cash flows from investment activities
Increase in funds in respect of employee rights upon retirement, net of withdrawals	(708)	(718)	(662)
Capital expenditures	(14,976)	(14,216)	(9,676)
Investment in affiliated company		(1,400)
Investment in marketable securities	(2,771)
Deposit in escrow	5,005
Proceeds from (Investment in) short- term deposit	(283)	217	(291)
Proceeds from sale of property and equipment	489	651	319
Sale of marketable securities			70
Repayment of loan to a former employee			355
Company no longer consolidated (Appendix A)			326
Net cash used in investment activities	(13,244)	(15,466)	(9,559)
Cash flows from financing activities
Short term credit from banking institutions, net	(38)	(7)	(310)
Repayment of long term loans		(182)	(44)
Acquisition of non-controlling interests	(500)
Dividend paid	(19,324)	(16,072)	(33,308)
Dividend paid to non-controlling interests	(2,564)	(1,286)	(1,141)
Settlement of litigation obligation in connection with financing transaction			7,462
Net cash used in financing activities	(22,426)	(17,547)	(27,341)
Effect of exchange rate changes on cash and cash equivalents	(5,340)	(1,440)	(1,132)
Net increase (decrease) in cash and cash equivalents	(3,279)	12,244	(5,817)
Balance of cash and cash equivalents at beginning of year	41,697	29,453	35,270
Balance of cash and cash equivalents at end of year	38,418	41,697	29,453
Supplementary information on investing and financing activities not involving cash flows:
Purchasing of property and equipment using a directly related liability	217	104
Dividends declared	4,496	3,616	2,570
Non-controlling interest purchased		0.50%
Payment to purchase non-controlling interests		500,000
Appendix A - Company no longer consolidated
Working capital (excluding cash and equivalents and inventory), net			(130)
Account receivable in respect of sale of subsidiary			(430)
Property and equipment, net			750
Intangible assets			136
Company no longer consolidated			326
Supplementary disclosure of cash flow information
Interest paid	397	254	318
Income taxes paid, net of refunds	$ 15,078	$ 9,280	$ 8,950